American Century Investments®
Quarterly Portfolio Holdings
Avantis® International Small Cap Value ETF (AVDV)
May 31, 2023

Avantis International Small Cap Value ETF - Schedule of Investments
MAY 31, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.2%
Australia — 8.7%
29Metals Ltd.(1)	863,017	395,955
Accent Group Ltd.	188,375	217,402
Adairs Ltd.	8,436	10,475
Adbri Ltd.	2,042,816	2,866,119
Aeris Resources Ltd.(1)(2)	340,243	103,086
Alkane Resources Ltd.(2)	662,962	318,510
Alliance Aviation Services Ltd.(2)	50,306	103,025
Allkem Ltd.(2)	1,887	18,230
Appen Ltd.(1)(2)	181,233	372,365
Ardent Leisure Group Ltd.	349,486	112,637
ARN Media Ltd.	1,042	704
Aurelia Metals Ltd.(2)	3,365,960	245,704
Austal Ltd.	1,951,170	2,501,358
Australian Agricultural Co. Ltd.(2)	242,313	251,871
Australian Finance Group Ltd.	486,159	537,233
Bank of Queensland Ltd.(1)	2,373,763	8,437,345
Beach Energy Ltd.	11,714,129	10,579,775
Bega Cheese Ltd.	1,199,474	2,806,859
Bendigo & Adelaide Bank Ltd.	1,320,825	7,371,645
Brickworks Ltd.	33,075	551,159
Capricorn Metals Ltd.(2)	580,351	1,639,912
Cedar Woods Properties Ltd.	9,800	30,651
Challenger Ltd.	713,746	2,877,000
Champion Iron Ltd.	1,618,227	6,323,356
Cooper Energy Ltd.(2)	3,576,827	325,554
Coronado Global Resources, Inc.	5,588,109	4,792,629
Costa Group Holdings Ltd.	722,092	1,241,930
Credit Corp. Group Ltd.(1)	200,893	2,224,786
CSR Ltd.	671,425	2,136,888
DDH1 Ltd.	165,598	85,567
Emeco Holdings Ltd.	600,927	251,898
EML Payments Ltd.(1)(2)	83,389	36,038
Evolution Mining Ltd.	3,907,167	8,808,524
EVT Ltd.	330,666	2,536,820
FleetPartners Group Ltd.(2)	1,886,297	2,671,758
Gold Road Resources Ltd.	315,266	363,218
GrainCorp Ltd., A Shares	661,297	3,280,250
Grange Resources Ltd.	4,634,735	1,582,976
GWA Group Ltd.(1)	154,726	181,555
Harvey Norman Holdings Ltd.(1)	1,121,679	2,456,518
Hastings Technology Metals Ltd.(1)(2)	10,332	11,412
Helia Group Ltd.	2,424,382	5,201,156
Humm Group Ltd.(1)	498,202	134,348
Iluka Resources Ltd.	2,841,981	20,781,630
Imdex Ltd.	875	1,050
Infomedia Ltd.	521,707	474,679
Inghams Group Ltd.	2,120,423	3,886,403
InvoCare Ltd.(1)	114,051	920,508
JB Hi-Fi Ltd.	66,531	1,842,038

Jervois Global Ltd.(1)(2)	950,284	51,814
Karoon Energy Ltd.(2)	3,288,726	4,246,968
Macmahon Holdings Ltd.	354,016	28,760
Magellan Financial Group Ltd.(1)	650,533	3,334,792
Mayne Pharma Group Ltd.	68,940	159,578
McMillan Shakespeare Ltd.	364,008	3,650,003
Metals X Ltd.(2)	123,993	21,804
Metcash Ltd.	486,811	1,122,713
MMA Offshore Ltd.(2)	766,595	547,843
Monadelphous Group Ltd.	12,826	101,469
Mount Gibson Iron Ltd.(1)(2)	192,722	47,665
Myer Holdings Ltd.	3,596,424	1,590,839
MyState Ltd.	57,388	123,889
New Hope Corp. Ltd.(1)	3,147,033	9,443,672
nib holdings Ltd.	920,332	5,054,452
Nine Entertainment Co. Holdings Ltd.	1,031,896	1,263,368
NRW Holdings Ltd.	3,380,251	4,788,141
Nufarm Ltd.	1,828,040	6,474,243
Nuix Ltd.(2)	36,978	23,673
OFX Group Ltd.(2)	82,787	98,431
Orora Ltd.	1,006,005	2,149,768
Pacific Current Group Ltd.	7,364	31,890
Perenti Ltd.(2)	6,377,367	4,877,667
Perpetual Ltd.	18,446	296,440
Perseus Mining Ltd.	8,789,358	10,494,253
Platinum Asset Management Ltd.	2,870,542	3,154,488
Premier Investments Ltd.	302,989	4,409,890
Ramelius Resources Ltd.	6,229,812	5,545,779
Regis Resources Ltd.	4,870,381	6,442,347
Resimac Group Ltd.	18,160	10,862
Resolute Mining Ltd.(1)(2)	8,194,758	2,570,443
Ridley Corp. Ltd.	818,523	1,040,729
Sandfire Resources Ltd.(2)	3,220,147	12,075,946
Select Harvests Ltd.(1)	44,332	128,256
Servcorp Ltd.	22,553	44,587
Service Stream Ltd.(1)	146,490	59,099
Seven West Media Ltd.(1)(2)	3,267,142	786,292
Sierra Rutile Holdings Ltd.(1)(2)	289,422	38,598
Sigma Healthcare Ltd.	647,506	273,568
Silver Lake Resources Ltd.(2)	6,199,908	4,243,489
Sims Ltd.	656,821	6,065,400
Solvar Ltd.(1)	84,557	86,888
Southern Cross Media Group Ltd.	723,915	343,667
Star Entertainment Group Ltd. (Sydney)(2)	4,082,227	3,079,236
Super Retail Group Ltd.	1,078,491	7,996,906
Symbio Holdings Ltd.	3,813	4,710
Terracom Ltd.	2,756,321	878,663
Viva Energy Group Ltd.	5,679,968	11,700,798
West African Resources Ltd.(2)	6,455,031	3,652,692
Westgold Resources Ltd.(2)	1,451,554	1,468,414
Whitehaven Coal Ltd.	1,890,274	6,965,688
		257,994,079
Austria — 0.8%
AT&S Austria Technologie & Systemtechnik AG	542,602	16,597,304
FACC AG(2)	10,224	70,695

IMMOFINANZ AG(2)	193,594	3,198,778
POLYTEC Holding AG	25,087	130,575
Porr Ag	98,959	1,421,128
Semperit AG Holding	86,208	1,945,811
UNIQA Insurance Group AG	154,018	1,323,879
Vienna Insurance Group AG Wiener Versicherung Gruppe	10,205	265,095
		24,953,265
Belgium — 1.4%
AGFA-Gevaert NV(2)	14,480	38,045
Bekaert SA	287,041	12,299,652
bpost SA(1)	712,398	2,988,675
Cie d'Entreprises CFE	27,899	300,682
Deceuninck NV	143,893	375,918
Deme Group NV	23,138	2,955,660
Exmar NV(1)	443,977	5,086,749
Gimv NV	27,821	1,309,997
Ion Beam Applications	45,435	730,673
KBC Ancora	174,153	8,341,901
Ontex Group NV(1)(2)	223,484	1,705,770
Proximus SADP	219,289	1,702,071
Tessenderlo Group SA(1)	106,437	3,240,034
VGP NV(1)	3,190	316,826
		41,392,653
Canada — 10.2%
5N Plus, Inc.(2)	1,040	2,329
ADENTRA, Inc.	7	145
Advantage Energy Ltd.(2)	901,015	4,851,874
Aecon Group, Inc.	66,763	649,679
Algoma Steel Group, Inc.(1)	23,621	161,649
Amerigo Resources Ltd.	26,000	26,622
Argonaut Gold, Inc.(2)	1,590,404	679,510
Aris Mining Corp.	126,468	310,231
Athabasca Oil Corp.(2)	2,335,269	4,885,572
B2Gold Corp.	420,328	1,557,458
Badger Infrastructure Solution	53	1,050
Baytex Energy Corp.(1)(2)	2,852,483	8,993,464
Birchcliff Energy Ltd.(1)	1,275,889	7,199,492
Bitfarms Ltd.(1)(2)	735,911	878,214
Bonterra Energy Corp.(2)	21,872	84,427
Calfrac Well Services Ltd.(2)	29,435	89,118
Calian Group Ltd.	1,500	65,271
Calibre Mining Corp.(2)	431,523	492,715
Canaccord Genuity Group, Inc.(1)	14,758	103,822
Canacol Energy Ltd.(1)	18,683	154,556
Canadian Western Bank	356,513	6,497,335
Canfor Corp.(2)	320,926	4,536,700
Capital Power Corp.	423,062	14,173,746
Cardinal Energy Ltd.(1)	155,251	781,116
Cascades, Inc.(1)	21	166
Celestica, Inc.(2)	118,289	1,508,348
Centerra Gold, Inc.	521,290	3,141,180
China Gold International Resources Corp. Ltd.	231,678	926,712
Chorus Aviation, Inc.(1)(2)	447,417	965,696
Copper Mountain Mining Corp.(2)	69,605	112,291
Corus Entertainment, Inc., B Shares(1)	670,739	597,859

Crescent Point Energy Corp.(1)	2,779,682	17,527,866
Crew Energy, Inc.(1)(2)	768,903	2,803,735
Doman Building Materials Group Ltd.	43,000	207,477
Dorel Industries, Inc., Class B(1)(2)	61,775	196,588
Dundee Precious Metals, Inc.	732,414	5,044,619
Eldorado Gold Corp. (Toronto)(2)	474,746	4,483,421
Endeavour Mining PLC	766	20,190
Enerflex Ltd.	228,916	1,279,906
Enerplus Corp.(1)	674,420	9,300,289
Ensign Energy Services, Inc.(2)	78,587	120,992
EQB, Inc.(1)	65,058	3,162,562
ERO Copper Corp.(1)(2)	222,717	3,686,520
Evertz Technologies Ltd.	2,200	20,193
First National Financial Corp.	2,548	71,982
Fortuna Silver Mines, Inc.(1)(2)	1,082,312	3,587,775
Frontera Energy Corp.(2)	316,432	2,489,498
Gear Energy Ltd.(1)	496,766	351,304
Headwater Exploration, Inc.	184,766	881,977
High Liner Foods, Inc.	4	43
HLS Therapeutics, Inc.	2	6
Home Capital Group, Inc.	109,488	3,504,423
Hudbay Minerals, Inc.	1,132,210	4,845,775
Hut 8 Mining Corp.(1)(2)	1,090,653	2,354,043
iA Financial Corp., Inc.	66,563	4,242,380
IAMGOLD Corp.(2)	2,073,248	5,650,842
Interfor Corp.(2)	299,060	4,372,995
International Petroleum Corp.(1)(2)	178,908	1,505,068
Journey Energy, Inc.(1)(2)	47,700	188,340
Kelt Exploration Ltd.(1)(2)	791,212	3,083,250
Keyera Corp.	51,018	1,138,744
Kinross Gold Corp.	2,764,558	13,033,644
Largo, Inc.(2)	1,825	6,843
Laurentian Bank of Canada	122,900	2,767,627
Linamar Corp.	20,368	901,743
Lundin Gold, Inc.	260,105	3,295,621
Lundin Mining Corp.(1)	1,770,318	12,375,925
Martinrea International, Inc.	491,758	4,111,568
MEG Energy Corp.(2)	1,029,965	15,561,386
Methanex Corp.	249,245	10,186,455
New Gold, Inc.(2)	2,783,235	3,403,440
North American Construction Group Ltd.	73,485	1,337,075
North West Co., Inc.	14	397
NuVista Energy Ltd.(2)	835,559	6,641,386
Obsidian Energy Ltd.(1)(2)	449,565	2,473,849
OceanaGold Corp.	2,478,439	5,385,926
Onex Corp.	84,979	3,847,999
Paramount Resources Ltd., A Shares	46,894	984,169
Parex Resources, Inc.	532,946	10,729,587
Peyto Exploration & Development Corp.(1)	893,411	7,206,520
Pine Cliff Energy Ltd.(1)	138,356	134,534
Pipestone Energy Corp.(1)	469,279	840,035
Precision Drilling Corp.(2)	8,435	355,171
Real Matters, Inc.(1)(2)	192,895	836,944
Russel Metals, Inc.(1)	187,309	4,914,878
Secure Energy Services, Inc.	7,039	30,541

ShawCor Ltd.(2)	76,601	902,848
Sierra Metals, Inc.(1)(2)	3,100	879
Spartan Delta Corp.(1)	578,110	6,341,111
Stelco Holdings, Inc.(1)	194,462	6,085,264
Surge Energy, Inc.(1)	476,596	2,622,595
Tamarack Valley Energy Ltd.(1)	2,609,260	6,458,279
Taseko Mines Ltd.(1)(2)	502,333	606,870
Tidewater Midstream & Infrastructure Ltd.(1)	198,569	127,260
Torex Gold Resources, Inc.(2)	453,452	7,088,215
Total Energy Services, Inc.	9,109	58,579
Transcontinental, Inc., Class A	17	177
Trican Well Service Ltd.	54,500	125,260
Vermilion Energy, Inc.(1)	849,932	9,247,511
Wajax Corp.	44,771	751,955
West Fraser Timber Co. Ltd.	11,631	784,910
Western Forest Products, Inc.(1)	2,566,949	1,909,848
Yangarra Resources Ltd.(2)	33,200	38,886
		305,064,860
China†
Solargiga Energy Holdings Ltd.	2,281,000	58,306
Denmark — 2.1%
Bang & Olufsen A/S(2)	24,456	39,515
Chemometec A/S(2)	8,153	565,854
D/S Norden A/S	228,892	11,877,542
Dfds A/S	180,166	6,673,959
H+H International A/S, B Shares(2)	21,773	312,234
Jyske Bank A/S(2)	121,721	8,394,108
Nilfisk Holding A/S(2)	2,605	47,956
NKT A/S(2)	139,704	8,392,593
NNIT A/S(2)	45,818	547,191
Per Aarsleff Holding A/S	79,270	3,662,777
Ringkjoebing Landbobank A/S	1,327	176,966
Solar A/S, B Shares	10,282	749,158
Spar Nord Bank A/S	321,862	4,708,851
Sparekassen Sjaelland-Fyn A/S	5,583	143,445
Sydbank A/S	328,944	13,788,692
TORM PLC, Class A	78,316	1,981,999
		62,062,840
Finland — 1.4%
Admicom Oyj(1)	98	4,275
Citycon Oyj(1)(2)	207,185	1,334,379
Finnair Oyj(1)(2)	2,109,384	1,290,593
Harvia Oyj	9,293	219,210
HKScan Oyj, A Shares(1)(2)	81,043	60,253
Kemira Oyj	231,857	3,685,211
Lassila & Tikanoja Oyj	1,259	13,637
Marimekko Oyj	197,695	1,810,166
Metsa Board Oyj, Class B(1)	461,260	3,711,250
Outokumpu Oyj(1)	2,723,809	14,910,196
Puuilo Oyj	225,401	1,718,012
Rovio Entertainment Oyj	47,092	464,207
Suominen Oyj(1)	39,141	107,295
Talenom Oyj	4,970	40,045
Tokmanni Group Corp.	351,655	4,514,323
Uponor Oyj(1)	237,410	6,997,151

Verkkokauppa.com Oyj(1)	51,814	142,104
WithSecure Oyj(2)	1,324	1,939
YIT Oyj(1)	784,638	1,687,307
		42,711,553
France — 3.6%
AKWEL	4,039	60,989
ALD SA	181,385	1,957,531
APERAM SA(1)	51,196	1,682,613
Beneteau SA	2,762	46,516
Biosynex(1)(2)	12,193	122,861
Bonduelle SCA(1)	1,607	19,792
Catana Group(1)	82,759	658,474
Cie des Alpes	123,464	1,893,001
Cie Plastic Omnium SA	300,957	4,889,682
Coface SA	689,534	9,565,343
Derichebourg SA	907,079	4,767,539
Eramet SA(1)	105,247	9,157,982
Esso SA Francaise(1)	1,045	48,564
Etablissements Maurel et Prom SA	405,865	1,592,956
Eurobio Scientific SA(1)(2)	26,767	488,270
Eutelsat Communications SA(1)	1,385,720	8,820,470
Focus Entertainment(2)	2,042	89,568
Gaztransport Et Technigaz SA	25,469	2,547,254
Genfit SA(2)	36,877	148,816
Groupe LDLC(1)	6,031	155,210
Guerbet(1)	1,149	20,467
Guillemot Corp.	967	7,102
ID Logistics Group(2)	323	86,499
Imerys SA	39,191	1,399,114
Innate Pharma SA(1)(2)	8,295	24,117
Jacquet Metals SACA	34,099	665,154
JCDecaux SE(2)	91,756	1,865,729
Kaufman & Broad SA(1)	5,821	160,644
LISI	83	2,216
Maisons du Monde SA	226,778	2,262,978
Manitou BF SA(1)	190	4,329
Mersen SA(1)	13,961	532,097
Metropole Television SA	214,223	2,962,579
Nexans SA	58,644	4,526,622
Novacyt SA(2)	242,631	121,491
Orpea SA(1)(2)	349,694	741,107
SES SA	2,048,268	12,162,995
SMCP SA(2)	261,435	2,050,769
Societe BIC SA	47,175	2,816,859
Solutions 30 SE(1)(2)	34,531	110,780
Television Francaise 1(1)	505,414	3,514,129
Ubisoft Entertainment SA(2)	480,578	13,669,010
Vallourec SA(2)	443,650	4,653,854
Vicat SA	26,178	700,551
Vilmorin & Cie SA	196	13,125
X-Fab Silicon Foundries SE(2)	223,595	1,898,894
		105,686,642
Germany — 4.3%
1&1 AG	71,242	762,312
7C Solarparken AG	87,473	358,852

Aareal Bank AG(2)	1,499	52,719
Aroundtown SA	870,916	914,173
Aurubis AG	77,275	5,928,483
Baader Bank AG	7,342	32,196
Bauer AG(2)	8,713	58,240
Bertrandt AG	1,999	102,525
CECONOMY AG(2)	300,216	697,302
Cewe Stiftung & Co. KGAA	16,822	1,614,419
Cliq Digital AG	794	20,455
CropEnergies AG	132,587	1,343,331
Deutsche Beteiligungs AG	6,253	189,777
Deutsche Pfandbriefbank AG	707,952	5,339,612
Deutz AG	470,267	2,800,743
Draegerwerk AG & Co. KGaA	981	40,657
Draegerwerk AG & Co. KGaA, Preference Shares	17,140	798,120
Duerr AG	270,462	7,932,655
Elmos Semiconductor SE	44,861	3,150,579
ElringKlinger AG	18,766	170,996
Encavis AG(2)	354,103	5,743,049
Energiekontor AG	1,510	111,262
Fielmann AG	5,683	285,199
flatexDEGIRO AG(2)	342,156	3,237,859
Grand City Properties SA	309,636	2,287,143
GRENKE AG	71,463	2,124,387
Hamburger Hafen und Logistik AG	185,382	2,409,567
Heidelberger Druckmaschinen AG(2)	437,733	777,255
HelloFresh SE(2)	80,617	1,926,399
Hornbach Holding AG & Co. KGaA	45,530	3,229,129
HUGO BOSS AG	143,435	9,769,912
Instone Real Estate Group SE	130,895	707,618
JOST Werke SE	59,164	3,125,304
Jungheinrich AG, Preference Shares	279,473	8,917,007
Kloeckner & Co. SE	174,488	1,656,211
Kontron AG	14,040	287,808
Krones AG	88,112	9,874,566
Lang & Schwarz AG	30,027	294,201
Lanxess AG	89,214	3,209,171
Leoni AG(2)	21,600	6,139
METRO AG(2)	426,812	3,320,009
MLP SE	7,232	38,967
Mutares SE & Co. KGaA	42,641	1,082,933
Norma Group SE	5,246	94,970
PVA TePla AG(2)	37,737	761,427
SAF-Holland SE	197,740	2,539,113
Salzgitter AG	9,520	310,121
SGL Carbon SE(1)(2)	371,956	3,376,371
Siltronic AG	111,093	9,571,598
Steico SE	1,726	83,546
STO SE & Co. KGaA, Preference Shares	7,821	1,457,292
SUESS MicroTec SE	7,142	189,504
TAG Immobilien AG(2)	625,323	5,024,047
thyssenkrupp AG	245,103	1,691,376
VERBIO Vereinigte BioEnergie AG	13,046	465,287
Vitesco Technologies Group AG, Class A(2)	83,684	5,450,196
Wacker Neuson SE	44,973	989,287

Wuestenrot & Wuerttembergische AG	45,311	766,597
		129,499,973
Hong Kong — 1.7%
AMTD IDEA Group, ADR(2)	79,252	119,670
AustAsia Group Ltd.(1)(2)	403,380	133,545
Bank of East Asia Ltd.	103,800	129,979
BOCOM International Holdings Co. Ltd.	50,000	2,812
Bright Smart Securities & Commodities Group Ltd.	3,928,000	773,295
Cafe de Coral Holdings Ltd.	180,000	223,443
Central Wealth Group Holdings Ltd.(2)	26,586,000	156,387
Chia Tai Enterprises International Ltd.(2)	132,000	21,164
Chow Sang Sang Holdings International Ltd.	264,000	308,930
CMBC Capital Holdings Ltd.(1)	1,387,000	237,906
Cowell e Holdings, Inc.(2)	16,000	36,993
Crystal International Group Ltd.	34,500	11,636
CSC Holdings Ltd.(2)	56,490,000	252,517
CSI Properties Ltd.	80,000	1,454
Dah Sing Banking Group Ltd.	349,200	256,690
Dah Sing Financial Holdings Ltd.	194,800	487,315
E-Commodities Holdings Ltd.(1)	20,630,000	2,924,639
FSE Lifestyle Services Ltd.	27,000	20,761
Guotai Junan International Holdings Ltd.(1)	4,363,000	334,336
Hang Lung Group Ltd.	1,399,000	2,083,880
Hengdeli Holdings Ltd.(2)	12,000	216
IGG, Inc.(2)	1,457,000	761,215
IRC Ltd.(1)(2)	4,792,000	54,464
Jinhui Shipping & Transportation Ltd.	15,000	9,721
Johnson Electric Holdings Ltd.	1,767,820	2,166,030
K Wah International Holdings Ltd.	2,713,000	893,768
Luk Fook Holdings International Ltd.	95,000	259,463
Oriental Watch Holdings	1,280,000	702,847
Pacific Basin Shipping Ltd.	72,998,000	21,328,053
Pacific Textiles Holdings Ltd.	377,000	109,787
PC Partner Group Ltd.(1)	2,146,000	1,161,438
Regina Miracle International Holdings Ltd.	194,000	65,996
Sa Sa International Holdings Ltd.(2)	748,000	128,081
Shun Tak Holdings Ltd.(2)	4,804,000	724,665
Singamas Container Holdings Ltd.	4,050,000	284,297
SmarTone Telecommunications Holdings Ltd.	126,000	71,741
Soundwill Holdings Ltd.	2,500	2,133
Sun Hung Kai & Co. Ltd.	866,000	316,500
SUNeVision Holdings Ltd.	1,307,000	700,832
Tai Hing Group Holdings Ltd.	245,000	26,927
Tam Jai International Co. Ltd.	490,000	110,127
Ten Pao Group Holdings Ltd.	412,000	53,077
Texhong International Group Ltd.	1,172,500	815,051
Texwinca Holdings Ltd.	440,000	61,305
Time Interconnect Technology Ltd.(1)	232,000	44,412
United Laboratories International Holdings Ltd.	11,142,000	9,836,013
Value Partners Group Ltd.(1)	1,179,000	330,060
VSTECS Holdings Ltd.	370,000	187,863
		49,723,434
Ireland — 0.4%
Dalata Hotel Group PLC(2)	913,527	4,185,884
Glenveagh Properties PLC(1)(2)	6,623,387	7,343,000

Origin Enterprises PLC	18,876	70,699
		11,599,583
Israel — 2.4%
Adgar Investment & Development Ltd.	13,419	15,320
AFI Properties Ltd.(2)	546	15,166
Africa Israel Residences Ltd.	6,095	266,674
Airport City Ltd.(2)	46,523	610,344
Carasso Motors Ltd.	19,452	96,809
Clal Insurance Enterprises Holdings Ltd.(2)	398,401	5,637,056
Delek Automotive Systems Ltd.	82,983	611,119
Delek Group Ltd.	29,075	3,311,393
Equital Ltd.(2)	34,829	884,262
Fattal Holdings 1998 Ltd.(2)	4,621	419,089
FIBI Holdings Ltd.	111,485	4,417,007
First International Bank of Israel Ltd.	36,753	1,385,335
G City Ltd.	209,899	635,352
Harel Insurance Investments & Financial Services Ltd.	708,116	5,570,387
IDI Insurance Co. Ltd.	2,066	45,713
Ilex Medical Ltd.	729	14,721
Inrom Construction Industries Ltd.	1,008	3,581
Isracard Ltd.	1,340,641	5,571,125
Israel Corp. Ltd.	5,153	1,350,140
Israel Land Development Co. Ltd.	31,065	212,277
Isras Investment Co. Ltd.	1,470	258,258
Ituran Location & Control Ltd.	25	571
M Yochananof & Sons Ltd.	4,089	187,557
Menora Mivtachim Holdings Ltd.	144,383	2,985,324
Migdal Insurance & Financial Holdings Ltd.	2,450,773	2,659,267
Naphtha Israel Petroleum Corp. Ltd.	10,798	45,958
Nawi Brothers Ltd.	9,923	71,152
Oil Refineries Ltd.	10,666,616	2,865,247
Partner Communications Co. Ltd.(2)	660,387	2,661,867
Paz Oil Co. Ltd.(2)	44,355	4,646,356
Phoenix Holdings Ltd.	744,513	7,667,495
Prashkovsky Investments & Construction Ltd.	2,519	52,131
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	11,518	694,907
Scope Metals Group Ltd.(2)	74	2,631
Shikun & Binui Ltd.(2)	973,719	2,049,527
Shufersal Ltd.(2)	923,690	4,849,875
Summit Real Estate Holdings Ltd.	4,908	62,380
Taro Pharmaceutical Industries Ltd.(2)	947	34,954
Tera Light Ltd.(2)	30,831	45,215
Tower Semiconductor Ltd.(2)	342	14,132
Victory Supermarket Chain Ltd.	1,573	16,530
YH Dimri Construction & Development Ltd.	21,608	1,238,218
ZIM Integrated Shipping Services Ltd.(1)	574,801	7,317,217
		71,499,639
Italy — 3.3%
Aeffe SpA(1)(2)	47,952	60,871
Arnoldo Mondadori Editore SpA	143,967	283,049
Banca IFIS SpA	240,267	3,609,774
Banca Popolare di Sondrio SpA	3,519,321	13,228,587
Banco di Desio e della Brianza SpA	118,022	423,406
BFF Bank SpA	575,591	5,978,019
Biesse SpA	75,555	949,583

BPER Banca	1,560,955	4,014,862
Cementir Holding NV	24,897	188,566
d'Amico International Shipping SA	7,249,200	2,685,395
Danieli & C Officine Meccaniche SpA(1)	10,270	247,524
Danieli & C Officine Meccaniche SpA, Preference Shares	79,436	1,441,456
Digital Bros SpA(1)	113,976	2,160,009
Enav SpA	769	3,254
Fila SpA	13,434	113,622
Fincantieri SpA(1)(2)	2,196,282	1,226,418
FNM SpA(1)	66,723	31,396
Geox SpA(2)	68,174	66,026
Iveco Group NV(2)	2,796,348	21,008,022
Maire Tecnimont SpA(1)	572,234	2,060,161
MFE-MediaForEurope NV, Class A(1)	7,672,958	3,641,711
MFE-MediaForEurope NV, Class B(1)	2,548,919	1,764,017
Newlat Food SpA(1)(2)	16,765	98,474
Orsero SpA	6,498	89,067
OVS SpA	3,576,555	9,398,033
RAI Way SpA	223,424	1,275,466
Safilo Group SpA(2)	267,888	340,400
Saipem SpA(2)	5,241,762	6,659,010
Salvatore Ferragamo SpA(1)	3,271	52,910
Sanlorenzo SpA	13,472	535,959
Saras SpA(1)	2,729,921	3,192,254
Spaxs SpA(1)(2)	12,695	84,487
Tesmec SpA(1)(2)	1,690,861	254,567
Webuild SpA(1)	5,543,278	10,773,474
		97,939,829
Japan — 27.7%
77 Bank Ltd.	177,300	3,088,844
Adastria Co. Ltd.	139,900	2,781,685
Adways, Inc.	11,100	54,211
AEON Financial Service Co. Ltd.	762,100	6,494,380
Aeon Mall Co. Ltd.	120,600	1,520,322
AFC-HD AMS Life Science Co. Ltd.	30,000	166,849
Ahresty Corp.	5,900	25,243
Aichi Steel Corp.	26,200	471,924
Air Water, Inc.	310,600	4,069,284
Airport Facilities Co. Ltd.	2,000	7,581
Aisan Industry Co. Ltd.	169,700	1,179,428
Akatsuki, Inc.	24,600	369,949
Akebono Brake Industry Co. Ltd.(2)	9,300	8,525
Alconix Corp.	30,200	280,957
Alfresa Holdings Corp.	29,700	444,755
Alleanza Holdings Co. Ltd.	3,200	22,507
Alps Alpine Co. Ltd.	698,300	6,154,052
AOKI Holdings, Inc.	166,400	984,728
Aoyama Trading Co. Ltd.	207,100	1,892,894
Arata Corp.	69,000	2,246,044
Arclands Corp.	144,300	1,628,649
Arcs Co. Ltd.	184,100	3,102,035
Asahi Co. Ltd.	14,800	131,736
Asahi Diamond Industrial Co. Ltd.	58,100	338,033
ASAHI YUKIZAI Corp.	56,900	1,517,912
Asanuma Corp.	23,600	527,350

Asia Pile Holdings Corp.	80,000	340,648
Astena Holdings Co. Ltd.	1,200	3,699
Aucnet, Inc.(1)	1,100	13,239
Awa Bank Ltd.	69,200	981,019
Axell Corp.	5,400	54,212
Bando Chemical Industries Ltd.	33,700	302,358
Bank of Nagoya Ltd.	25,600	617,036
Bank of the Ryukyus Ltd.	132,600	853,864
Belluna Co. Ltd.	158,100	773,783
Bic Camera, Inc.(1)	62,000	464,659
BML, Inc.	136,300	2,967,923
Bunka Shutter Co. Ltd.	341,000	2,673,846
Canon Electronics, Inc.	13,300	177,251
Careerlink Co. Ltd.	3,700	72,587
Cawachi Ltd.	24,800	383,992
Central Glass Co. Ltd.	178,200	3,846,127
Chiba Kogyo Bank Ltd.	132,700	498,409
Chilled & Frozen Logistics Holdings Co. Ltd.	1,900	16,086
Chori Co. Ltd.	42,000	769,071
Chubu Shiryo Co. Ltd.	5,400	40,953
Chubu Steel Plate Co. Ltd.	68,100	846,218
Chugin Financial Group, Inc.	72,700	444,954
CKD Corp.	5,200	78,889
CMIC Holdings Co. Ltd.(1)	25,400	358,548
Coca-Cola Bottlers Japan Holdings, Inc.(1)	474,800	5,267,340
Cosmo Energy Holdings Co. Ltd.	495,600	13,887,641
Credit Saison Co. Ltd.	1,013,200	13,904,341
CTI Engineering Co. Ltd.	30,200	722,077
Cybernet Systems Co. Ltd.	20,400	123,021
Daiho Corp.	6,400	171,340
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	300	1,897
Daiken Corp.	26,500	412,803
Daiki Aluminium Industry Co. Ltd.	111,100	1,014,189
Daikokutenbussan Co. Ltd.(1)	4,500	159,431
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	10,700	142,375
Daio Paper Corp.(1)	206,900	1,535,641
Daishi Hokuetsu Financial Group, Inc.	163,300	3,500,188
Daito Pharmaceutical Co. Ltd.(1)	1,000	16,517
Daitron Co. Ltd.	4,700	96,369
Daiwa Industries Ltd.	2,500	24,123
Daiwabo Holdings Co. Ltd.	267,300	4,946,635
Dear Life Co. Ltd.	9,300	48,580
Denka Co. Ltd.	87,500	1,605,029
DKS Co. Ltd.	1,100	13,959
Dowa Holdings Co. Ltd.	152,900	4,430,735
Dream Incubator, Inc.(1)	8,400	157,040
Eagle Industry Co. Ltd.	74,500	783,499
Ebara Jitsugyo Co. Ltd.	200	4,300
Eco's Co. Ltd.	14,100	187,874
EDION Corp.(1)	32,700	326,027
EF-ON, Inc.	1,300	4,979
Ehime Bank Ltd.	11,600	65,571
Eiken Chemical Co. Ltd.	20,100	212,856
EJ Holdings, Inc.	8,900	94,594
Electric Power Development Co. Ltd.	576,300	8,485,268

Enomoto Co. Ltd.	3,000	35,193
Enplas Corp.	8,100	316,272
Exedy Corp.	208,500	3,154,018
EXEO Group, Inc.	57,900	1,101,788
FALCO HOLDINGS Co. Ltd.	2,000	25,551
Fast Fitness Japan, Inc.	5,100	44,858
FCC Co. Ltd.	167,500	2,019,761
Feed One Co. Ltd.	4,700	23,865
Ferrotec Holdings Corp.(1)	369,200	8,654,417
FIDEA Holdings Co. Ltd.	17,710	164,620
First Bank of Toyama Ltd.	83,000	386,582
FJ Next Holdings Co. Ltd.	15,100	108,156
France Bed Holdings Co. Ltd.	12,600	94,964
Frontier International, Inc.	4,500	65,298
Fuji Co. Ltd.	7,100	89,089
Fuji Corp. Ltd.	9,000	43,686
Fuji Media Holdings, Inc.	128,200	1,230,632
Fuji Oil Co. Ltd.	20,800	38,430
Fuji Seal International, Inc.	20,400	215,973
Fujibo Holdings, Inc.	10,100	217,547
Fujikura Composites, Inc.	31,200	200,743
Fujikura Ltd.	1,766,100	14,152,643
Fujimori Kogyo Co. Ltd.	19,200	461,887
Fujishoji Co. Ltd.	8,200	82,696
Fukuyama Transporting Co. Ltd.	48,900	1,123,385
Furukawa Battery Co. Ltd.	500	3,750
Furukawa Co. Ltd.	12,400	125,666
Furuno Electric Co. Ltd.	4,400	30,616
Furyu Corp.	9,200	69,390
Fuso Chemical Co. Ltd.	59,400	1,646,708
Futaba Industrial Co. Ltd.	140,600	455,738
Fuyo General Lease Co. Ltd.	132,000	9,312,045
G-7 Holdings, Inc.	100	899
Gecoss Corp.	2,200	13,064
Genky DrugStores Co. Ltd.(1)	2,300	69,532
Geo Holdings Corp.	59,300	675,176
GLOBERIDE, Inc.	15,200	231,140
GMO Financial Holdings, Inc.(1)	1,600	7,318
Godo Steel Ltd.	31,100	696,346
Goldcrest Co. Ltd.	18,600	227,546
Good Com Asset Co. Ltd.	75,200	449,389
GSI Creos Corp.(1)	14,500	185,222
G-Tekt Corp.	103,400	983,185
GungHo Online Entertainment, Inc.	500	9,669
Gunma Bank Ltd.	1,413,100	5,047,606
H.U. Group Holdings, Inc.	377,900	7,140,175
H2O Retailing Corp.	361,500	3,761,811
Hakudo Co. Ltd.	8,500	137,441
Halows Co. Ltd.	7,700	177,690
Hamakyorex Co. Ltd.	43,200	1,090,977
Hanwa Co. Ltd.	58,800	1,737,576
Happinet Corp.	30,300	427,798
Hazama Ando Corp.(1)	348,000	2,518,263
Heiwa Corp.	69,100	1,152,972
Heiwa Real Estate Co. Ltd.	103,700	2,715,092

Heiwado Co. Ltd.	192,000	2,848,840
Hino Motors Ltd.(2)	447,200	1,984,149
Hirano Tecseed Co. Ltd.(1)	6,600	90,232
Hirogin Holdings, Inc.	3,300	17,935
Hitachi Zosen Corp.	1,035,000	6,013,955
Hokkoku Financial Holdings, Inc.	107,300	3,553,898
Hokuetsu Corp.(1)	153,900	968,711
Hokuhoku Financial Group, Inc.	351,100	2,696,215
H-One Co. Ltd.	9,400	42,350
Honeys Holdings Co. Ltd.	900	9,429
Hoosiers Holdings Co. Ltd.	7,600	50,104
Horiba Ltd.	68,000	3,721,828
Hosiden Corp.	162,400	1,987,510
Hosokawa Micron Corp.	29,400	573,853
HS Holdings Co. Ltd.	88,800	622,744
Hyakugo Bank Ltd.	539,600	1,502,628
Hyakujushi Bank Ltd.	25,800	323,473
Ichigo, Inc.	4,000	7,016
Ichikoh Industries Ltd.	39,700	141,708
Ichinen Holdings Co. Ltd.	40,300	368,148
IDEA Consultants, Inc.	200	2,364
IHI Corp.	285,500	6,582,482
Iino Kaiun Kaisha Ltd.(1)	623,000	3,576,217
IMAGICA GROUP, Inc.	63,800	252,517
Ines Corp.	200	2,056
I-Net Corp.	1,400	14,724
Innotech Corp.	4,700	52,416
Inui Global Logistics Co. Ltd.(1)	42,100	393,448
I-PEX, Inc.	25,700	241,479
Iseki & Co. Ltd.	24,200	200,586
Ishihara Sangyo Kaisha Ltd.	29,000	255,413
Itochu Enex Co. Ltd.	433,700	3,603,605
Itoki Corp.	170,100	1,016,354
IwaiCosmo Holdings, Inc.	13,500	128,094
Iyogin Holdings, Inc.	180,800	966,511
Izumi Co. Ltd.	83,700	1,918,863
J Front Retailing Co. Ltd.	1,299,700	12,711,860
Jaccs Co. Ltd.	153,500	4,963,430
JAFCO Group Co. Ltd.	228,400	2,801,238
Japan Electronic Materials Corp.	27,900	317,863
Japan Investment Adviser Co. Ltd.	900	6,848
Japan Lifeline Co. Ltd.	268,000	1,982,580
Japan Pulp & Paper Co. Ltd.	18,200	619,574
Japan System Techniques Co. Ltd.	7,400	111,769
Japan Transcity Corp.	4,400	18,401
Japan Wool Textile Co. Ltd.(1)	74,600	521,020
JDC Corp.(1)	56,700	232,691
JINUSHI Co. Ltd.	10,300	140,386
JK Holdings Co. Ltd.	3,700	25,076
JM Holdings Co. Ltd.	9,300	129,389
Joshin Denki Co. Ltd.	300	4,062
JSB Co. Ltd.	12,400	403,207
JTEKT Corp.	973,700	8,087,228
Juroku Financial Group, Inc.	123,100	2,683,342
JVCKenwood Corp.	2,200,400	7,876,437

Kaga Electronics Co. Ltd.	101,800	3,728,072
Kamei Corp.	32,000	314,137
Kanamoto Co. Ltd.	254,900	3,973,996
Kandenko Co. Ltd.	207,100	1,495,845
Kaneka Corp.	275,700	7,375,530
Kanto Denka Kogyo Co. Ltd.	417,700	2,532,902
Kato Sangyo Co. Ltd.	83,300	2,290,738
Kawai Musical Instruments Manufacturing Co. Ltd.	500	11,403
Kawasaki Heavy Industries Ltd.	41,300	862,761
Keihanshin Building Co. Ltd.	11,600	98,794
Keiyo Bank Ltd.	233,200	846,794
Keiyo Co. Ltd.	500	2,821
KH Neochem Co. Ltd.	128,100	2,030,247
Kitz Corp.	253,900	1,844,252
Kiyo Bank Ltd.	325,400	3,441,672
Koa Corp.	15,500	184,665
Kobe Steel Ltd.	2,213,500	17,496,756
Kohnan Shoji Co. Ltd.	141,600	3,543,642
Kojima Co. Ltd.(1)	21,600	84,501
Komeri Co. Ltd.	180,100	3,798,727
Komori Corp.	35,400	228,445
Konica Minolta, Inc.	2,781,800	9,236,832
Konoike Transport Co. Ltd.	112,700	1,221,038
Konoshima Chemical Co. Ltd.	2,100	23,791
KPP Group Holdings Co. Ltd.	231,200	943,013
Krosaki Harima Corp.	700	33,017
K's Holdings Corp.	185,500	1,598,350
Kumagai Gumi Co. Ltd.	39,500	846,424
Kuraray Co. Ltd.(1)	1,175,400	11,088,006
Kureha Corp.	56,300	3,230,852
Kurimoto Ltd.	100	1,396
Kuriyama Holdings Corp.	4,300	26,412
KYB Corp.	135,800	4,285,224
Kyoden Co. Ltd.(1)	45,100	136,529
Kyodo Printing Co. Ltd.	2,700	52,868
Kyoei Steel Ltd.	49,400	651,582
Kyokuto Kaihatsu Kogyo Co. Ltd.	300	3,421
Kyushu Financial Group, Inc.	412,600	1,541,380
Lawson, Inc.	1,800	78,520
Life Corp.	50,600	1,028,265
Look Holdings, Inc.	4,100	64,463
Macnica Holdings, Inc.	229,300	8,341,815
Makino Milling Machine Co. Ltd.	133,200	5,044,058
Marubun Corp.	34,500	287,314
Maruha Nichiro Corp.	42,700	748,327
MARUKA FURUSATO Corp.	80,100	1,343,517
Maruzen Showa Unyu Co. Ltd.	13,800	355,764
Maxell Ltd.	26,000	268,296
Mazda Motor Corp.	600	5,090
MCJ Co. Ltd.	105,500	713,947
Mebuki Financial Group, Inc.	3,377,900	7,935,221
Media Do Co. Ltd.	100	964
Megmilk Snow Brand Co. Ltd.	306,400	4,091,144
Meidensha Corp.	73,500	976,864
Meiji Shipping Co. Ltd.(1)	19,500	72,628

Meiko Electronics Co. Ltd.(1)	80,100	1,401,591
Meisei Industrial Co. Ltd.	64,200	422,343
Micronics Japan Co. Ltd.	83,200	1,051,049
Mikuni Corp.	22,300	62,264
Mimasu Semiconductor Industry Co. Ltd.	93,400	1,997,885
Ministop Co. Ltd.	6,100	61,962
Miraial Co. Ltd.	27,100	322,394
MIRAIT ONE Corp.	213,000	2,656,035
Mirarth Holdings, Inc.	69,900	208,862
Mitsuba Corp.	81,400	397,030
Mitsubishi Logisnext Co. Ltd.	56,200	460,313
Mitsubishi Logistics Corp.	121,000	2,947,157
Mitsubishi Materials Corp.	314,400	5,230,727
Mitsubishi Research Institute, Inc.	28,600	1,049,324
Mitsubishi Shokuhin Co. Ltd.	133,600	3,455,181
Mitsubishi Steel Manufacturing Co. Ltd.	10,800	89,674
Mitsui Chemicals, Inc.	6,800	171,402
Mitsui Matsushima Holdings Co. Ltd.(1)	130,400	2,511,288
Mitsui Mining & Smelting Co. Ltd.	470,500	10,301,444
Mitsui-Soko Holdings Co. Ltd.	151,200	3,636,371
Miyaji Engineering Group, Inc.	700	19,281
Miyazaki Bank Ltd.	50,700	817,067
Mizuho Leasing Co. Ltd.	161,900	4,849,101
Mizuho Medy Co. Ltd.(1)	25,800	387,408
Mizuno Corp.	7,000	177,159
Monex Group, Inc.	227,300	783,354
Morinaga Milk Industry Co. Ltd.	185,300	6,595,401
MrMax Holdings Ltd.	3,100	13,199
Musashino Bank Ltd.	145,700	2,274,922
Nabtesco Corp.	114,000	2,534,173
Nachi-Fujikoshi Corp.	123,300	3,343,289
Nafco Co. Ltd.	5,100	63,008
Nagano Keiki Co. Ltd.	5,700	71,104
Nagase & Co. Ltd.	200	3,253
Nakayama Steel Works Ltd.	145,000	794,234
Namura Shipbuilding Co. Ltd.(1)(2)	141,400	505,845
Nanto Bank Ltd.	108,800	1,843,711
NEC Capital Solutions Ltd.	30,500	608,795
Neturen Co. Ltd.	10,700	68,381
NHK Spring Co. Ltd.	689,500	4,663,803
Nichias Corp.	274,900	5,192,827
Nichiha Corp.	5,100	104,066
Nichireki Co. Ltd.	97,000	1,167,591
Nihon Chouzai Co. Ltd.	12,600	98,498
Nihon Dempa Kogyo Co. Ltd.(1)	201,200	1,951,646
Nihon Flush Co. Ltd.	3,600	25,753
Nihon House Holdings Co. Ltd.	33,600	89,573
Nihon Tokushu Toryo Co. Ltd.	1,200	8,466
Nikkiso Co. Ltd.	8,400	51,899
Nikkon Holdings Co. Ltd.	265,400	4,986,098
Nippn Corp.	22,600	286,545
Nippon Chemical Industrial Co. Ltd.	2,400	30,670
Nippon Chemi-Con Corp.(2)	1,300	11,348
Nippon Coke & Engineering Co. Ltd.	461,100	314,216
Nippon Electric Glass Co. Ltd.	213,900	3,887,062

Nippon Kodoshi Corp.	100	1,370
Nippon Koei Co. Ltd.	56,400	1,498,809
Nippon Light Metal Holdings Co. Ltd.	30,110	288,677
Nippon Paper Industries Co. Ltd.(2)	123,000	1,011,675
Nippon Pillar Packing Co. Ltd.	97,900	2,857,929
Nippon Road Co. Ltd.	1,400	83,674
Nippon Seisen Co. Ltd.	2,300	71,883
Nippon Sheet Glass Co. Ltd.(2)	400,400	1,682,938
Nippon Shokubai Co. Ltd.	151,400	5,579,903
Nippon Soda Co. Ltd.	103,200	3,399,080
Nippon Television Holdings, Inc.	298,400	2,704,581
Nippon Thompson Co. Ltd.	162,700	644,227
Nipro Corp.	904,700	6,429,223
Nishi-Nippon Financial Holdings, Inc.	697,900	5,317,995
Nishio Holdings Co. Ltd.	136,900	3,127,471
Nissan Shatai Co. Ltd.(1)	93,300	554,033
Nisshinbo Holdings, Inc.	586,900	4,312,211
Nissui Corp.	49,200	220,831
Nittetsu Mining Co. Ltd.	66,400	1,738,203
Nittoc Construction Co. Ltd.	100	693
Nojima Corp.	380,500	3,689,831
NOK Corp.	343,600	4,546,001
Nomura Micro Science Co. Ltd.	5,500	242,013
Noritake Co. Ltd.	17,600	616,914
Noritz Corp.	100,300	1,253,307
North Pacific Bank Ltd.	1,087,000	1,999,154
NS United Kaiun Kaisha Ltd.(1)	71,700	1,693,868
NTN Corp.	1,656,500	3,279,909
Ogaki Kyoritsu Bank Ltd.	98,500	1,257,781
Okamoto Machine Tool Works Ltd.	7,400	292,487
Okasan Securities Group, Inc.	115,500	361,399
Oki Electric Industry Co. Ltd.	35,000	200,344
Okinawa Financial Group, Inc.	58,800	893,339
Okumura Corp.	19,600	537,985
Okuwa Co. Ltd.	29,600	180,630
Olympic Group Corp.	2,200	8,298
Onoken Co. Ltd.	34,500	368,801
Onward Holdings Co. Ltd.	21,300	56,728
Orient Corp.	421,340	3,191,795
Oriental Shiraishi Corp.	592,400	1,252,005
Pacific Industrial Co. Ltd.	401,600	3,341,178
Pack Corp.(1)	10,000	210,299
PAL GROUP Holdings Co. Ltd.	87,800	2,098,033
Pasco Corp.	500	5,758
Pasona Group, Inc.	35,700	443,870
Pegasus Co. Ltd.(1)	3,600	13,793
Penta-Ocean Construction Co. Ltd.	23,900	120,478
Press Kogyo Co. Ltd.	813,900	3,250,520
Pressance Corp.	10,100	132,022
Prima Meat Packers Ltd.	93,600	1,450,025
PS Mitsubishi Construction Co. Ltd.(1)	10,300	51,163
Raito Kogyo Co. Ltd.	14,400	198,117
Raiznext Corp.	18,700	180,167
Rasa Industries Ltd.	13,600	195,291
Raysum Co. Ltd.	47,900	1,017,227

Relia, Inc.	41,500	435,208
Remixpoint, Inc.(1)	17,700	33,194
Renewable Japan Co. Ltd.(1)(2)	45,600	236,360
Rengo Co. Ltd.	1,302,000	7,734,772
Resorttrust, Inc.	471,800	6,880,294
Restar Holdings Corp.	4,300	70,383
Ricoh Leasing Co. Ltd.	120,500	3,290,279
Riken Corp.	500	9,613
Riken Technos Corp.	23,000	97,116
Round One Corp.	772,800	3,569,990
Ryobi Ltd.	138,300	1,525,571
Ryosan Co. Ltd.	6,600	180,176
Sakai Chemical Industry Co. Ltd.	2,400	30,463
Sakura Internet, Inc.	500	2,322
Sala Corp.	111,200	577,910
San ju San Financial Group, Inc.	27,300	293,874
San-Ai Obbli Co. Ltd.	242,100	2,412,911
Sanei Architecture Planning Co. Ltd.	1,000	10,472
Sangetsu Corp.	245,000	4,329,915
San-In Godo Bank Ltd.	684,400	3,731,307
Sankyu, Inc.	215,900	7,296,749
Sanwa Holdings Corp.	405,900	4,720,347
Sanyo Chemical Industries Ltd.	23,300	671,034
Sanyo Denki Co. Ltd.	1,700	89,310
SBS Holdings, Inc.	2,700	58,499
Scroll Corp.	54,400	343,135
Seed Co. Ltd.	5,000	19,890
Seikitokyu Kogyo Co. Ltd.	10,300	94,124
Seiko Group Corp.	103,600	1,952,065
Seino Holdings Co. Ltd.	589,200	6,677,806
Senko Group Holdings Co. Ltd.	549,100	3,620,262
Senshu Electric Co. Ltd.	40,800	921,310
Senshu Ikeda Holdings, Inc.	1,508,100	2,429,615
Shibaura Mechatronics Corp.	19,500	2,423,531
Shibuya Corp.	4,700	83,602
Shikoku Bank Ltd.	15,200	90,268
Shinagawa Refractories Co. Ltd.	1,700	57,851
Shindengen Electric Manufacturing Co. Ltd.	3,500	81,388
Shinsho Corp.	19,800	743,477
Shinwa Co. Ltd.	3,300	48,416
Sinfonia Technology Co. Ltd.	89,900	1,043,272
SK-Electronics Co. Ltd.	200	2,641
SKY Perfect JSAT Holdings, Inc.	155,600	580,585
Sodick Co. Ltd.	2,400	12,041
Soken Chemical & Engineering Co. Ltd.	1,300	16,430
Star Micronics Co. Ltd.	126,300	1,634,989
Startia Holdings, Inc.	11,800	102,395
Starts Corp., Inc.	180,300	3,501,205
Starzen Co. Ltd.	4,700	75,967
St-Care Holding Corp.	12,200	65,932
Stella Chemifa Corp.	17,500	380,441
Studio Alice Co. Ltd.(1)	10,800	164,541
Sumida Corp.	177,300	1,691,639
Sumitomo Densetsu Co. Ltd.	21,600	427,122
Sumitomo Heavy Industries Ltd.	327,900	7,279,632

Sumitomo Mitsui Construction Co. Ltd.	889,000	2,232,557
Sumitomo Osaka Cement Co. Ltd.	24,500	608,204
Sumitomo Riko Co. Ltd.	109,200	591,267
Sumitomo Rubber Industries Ltd.	138,700	1,222,816
Sumitomo Seika Chemicals Co. Ltd.	42,600	1,241,409
Sumitomo Warehouse Co. Ltd.	261,100	4,105,548
Sun Corp.	17,400	212,851
Sun Frontier Fudousan Co. Ltd.	137,400	1,297,594
Suncall Corp.(1)	15,200	53,346
Sun-Wa Technos Corp.	6,500	100,388
Suruga Bank Ltd.	887,500	3,272,390
Suzuken Co. Ltd.	166,500	4,176,476
T RAD Co. Ltd.	4,600	57,623
Tachibana Eletech Co. Ltd.	41,500	634,129
Tachi-S Co. Ltd.	91,900	929,193
Taihei Dengyo Kaisha Ltd.	20,400	584,364
Taiheiyo Cement Corp.	403,700	6,857,948
Taiho Kogyo Co. Ltd.	22,800	122,716
Taikisha Ltd.	56,100	1,451,982
Taiyo Holdings Co. Ltd.	31,200	570,389
Takamiya Co. Ltd.	1,600	5,480
Takaoka Toko Co. Ltd.	13,100	186,466
Takara Standard Co. Ltd.	136,800	1,676,277
Takasago International Corp.	16,600	299,567
Takasago Thermal Engineering Co. Ltd.	264,000	4,406,278
Takashimaya Co. Ltd.	533,800	7,170,197
Take & Give Needs Co. Ltd.	14,700	115,904
Tamron Co. Ltd.	4,300	105,385
Tanseisha Co. Ltd.	10,000	56,983
Teijin Ltd.	1,260,500	11,645,610
Tera Probe, Inc.	2,600	56,766
Tess Holdings Co. Ltd.	6,500	46,408
T-Gaia Corp.	400	4,737
Toa Corp.	39,400	865,344
TOA ROAD Corp.	15,900	456,689
Toagosei Co. Ltd.	600	5,157
Tobishima Corp.	15,900	135,162
Toda Corp.	280,800	1,553,663
Toho Co. Ltd.	2,000	34,575
Toho Holdings Co. Ltd.	230,100	4,201,802
TOKAI Holdings Corp.	524,100	3,268,661
Tokai Rika Co. Ltd.	4,500	60,995
Tokuyama Corp.	52,000	802,245
Tokyo Electron Device Ltd.	100	7,185
Tokyo Kiraboshi Financial Group, Inc.	184,400	3,934,937
Tokyo Rope Manufacturing Co. Ltd.	10,400	78,594
Tokyo Seimitsu Co. Ltd.	149,200	6,470,659
Tokyo Steel Manufacturing Co. Ltd.	394,300	3,861,058
Tokyo Tatemono Co. Ltd.	388,600	4,786,646
Tokyotokeiba Co. Ltd.	62,200	1,772,556
Tokyu Construction Co. Ltd.	679,000	3,386,055
TOMONY Holdings, Inc.	552,400	1,418,918
Topre Corp.	226,000	2,273,142
Totech Corp.	14,500	423,158
Towa Bank Ltd.	11,900	43,535

Towa Corp.	21,100	369,128
Toyo Engineering Corp.(2)	38,200	143,505
Toyo Kanetsu KK	3,200	77,716
Toyo Seikan Group Holdings Ltd.	595,200	9,009,412
Toyo Tire Corp.	330,500	4,009,161
Toyobo Co. Ltd.	593,600	4,223,358
Toyoda Gosei Co. Ltd.	367,900	6,040,856
Toyota Boshoku Corp.	249,600	4,061,948
TPR Co. Ltd.	38,200	386,187
Traders Holdings Co. Ltd.	6,500	21,043
Trancom Co. Ltd.	500	23,677
Transcosmos, Inc.	138,800	3,269,982
TRE Holdings Corp.	40	308
Trusco Nakayama Corp.	10,200	153,574
Tsubakimoto Chain Co.	141,300	3,337,914
Tsuburaya Fields Holdings, Inc.(1)	172,800	2,699,197
Tsukuba Bank Ltd.	104,600	145,296
Tsuzuki Denki Co. Ltd.	200	2,495
TV Asahi Holdings Corp.	79,300	860,077
Tv Tokyo Holdings Corp.	20,300	400,532
UBE Corp.	84,000	1,356,234
Uchida Yoko Co. Ltd.	5,300	192,149
Ulvac, Inc.	124,400	5,042,065
Unipres Corp.	174,500	1,224,572
United Arrows Ltd.	82,400	1,393,772
Unitika Ltd.(2)	50,800	78,591
Univance Corp.(1)	29,200	80,060
Valor Holdings Co. Ltd.	278,100	3,797,209
Valqua Ltd.	50,900	1,274,467
VINX Corp.	1,500	15,500
VT Holdings Co. Ltd.	219,100	789,991
Wakita & Co. Ltd.	6,100	56,925
Warabeya Nichiyo Holdings Co. Ltd.	39,600	636,556
Xebio Holdings Co. Ltd.	73,200	585,426
YAMABIKO Corp.	1,100	11,172
Yamagata Bank Ltd.	4,900	37,133
Yamaguchi Financial Group, Inc.	53,400	348,231
Yamaichi Electronics Co. Ltd.	200,100	2,972,405
Yamazen Corp.	163,400	1,191,536
Yellow Hat Ltd.	99,100	1,299,763
Yodogawa Steel Works Ltd.	7,200	151,248
Yokogawa Bridge Holdings Corp.	236,900	3,797,831
Yokorei Co. Ltd.	37,000	287,779
Yorozu Corp.	4,500	25,035
Yuasa Trading Co. Ltd.	120,600	3,623,230
Yurtec Corp.	21,800	125,955
Zeon Corp.	34,700	358,842
		825,414,275
Netherlands — 2.0%
Aalberts NV(1)	24,259	1,026,766
AerCap Holdings NV(2)	134,902	7,700,206
AMG Critical Materials NV	56,526	2,552,690
ASR Nederland NV(1)	340,344	14,504,360
Basic-Fit NV(1)(2)	81,227	3,111,156
BE Semiconductor Industries NV	83,439	9,225,892

Constellium SE(2)	182,738	2,722,796
Flow Traders Ltd.	7,046	162,876
ForFarmers NV(1)	47,215	142,751
Fugro NV(2)	36,170	520,491
Heijmans NV, CVA	212,873	2,301,383
Koninklijke BAM Groep NV	618,663	1,259,231
Koninklijke Vopak NV	172,802	6,073,638
OCI NV	190,043	4,218,146
PostNL NV(1)	113,509	176,253
SIF Holding NV(1)(2)	285	4,194
Sligro Food Group NV	6,738	113,141
TKH Group NV(1)	64,099	3,187,827
Van Lanschot Kempen NV	14,991	411,052
		59,414,849
New Zealand — 0.6%
Air New Zealand Ltd.(2)	20,351,332	9,494,645
Channel Infrastructure NZ Ltd.	20,918	18,639
Heartland Group Holdings Ltd.	3,515	3,323
KMD Brands Ltd.	790,206	518,705
Oceania Healthcare Ltd.	3,378,715	1,706,069
SKYCITY Entertainment Group Ltd.	3,786,613	5,013,978
Warehouse Group Ltd.	16,193	17,064
		16,772,423
Norway — 1.9%
2020 Bulkers Ltd.(1)(2)	157,044	1,408,653
ABG Sundal Collier Holding ASA	449,866	229,227
Avance Gas Holding Ltd.	34,444	284,331
Belships ASA	523,651	777,856
Bluenord ASA(1)(2)	13,725	474,619
Bonheur ASA	3,699	94,014
BW Energy Ltd.(2)	503,414	1,233,516
BW LPG Ltd.	674,881	5,774,753
BW Offshore Ltd.	1,190,907	2,758,133
DNO ASA	4,368,340	3,896,884
Golden Ocean Group Ltd.	316,268	2,257,007
Hafnia Ltd.	602,364	2,851,073
Hoegh Autoliners ASA	355,271	1,990,976
Kid ASA	52,924	385,795
Morrow Bank ASA(2)	50,471	21,488
MPC Container Ships ASA	2,742,071	5,158,372
Norske Skog ASA(1)	279,541	1,033,675
Norwegian Air Shuttle ASA(2)	373,773	436,771
Odfjell Drilling Ltd.(2)	818,616	1,911,236
Odfjell Technology Ltd.	45	176
OKEA ASA	82,514	228,365
Panoro Energy ASA	29,126	66,307
Petronor E&P ASA(2)	8,608	569
PGS ASA(1)(2)	9,956,222	6,320,804
Rana Gruber ASA	18,031	89,000
Siem Offshore, Inc.(1)(2)	73,493	135,484
Solstad Offshore ASA(1)(2)	33,291	70,557
SpareBank 1 Nord Norge	677,214	5,550,574
SpareBank 1 SMN	415,662	5,011,274
Sparebanken Vest	58,146	497,629
Stolt-Nielsen Ltd.	166,647	4,118,601

Wallenius Wilhelmsen ASA	435,653	2,561,407
		57,629,126
Portugal — 0.3%
Altri SGPS SA(1)	64,305	283,622
CTT-Correios de Portugal SA	1,190,363	4,140,467
Greenvolt-Energias Renovaveis SA(1)(2)	8,494	55,433
Mota-Engil SGPS SA(1)	1,453,830	2,854,925
Semapa-Sociedade de Investimento e Gestao	8,121	111,425
Sonae SGPS SA	463,996	447,677
		7,893,549
Singapore — 1.7%
Aztech Global Ltd.	10,000	5,136
Banyan Tree Holdings Ltd.(2)	67,500	16,683
Best World International Ltd.(2)	521,500	712,676
Boustead Singapore Ltd.	16,500	9,895
BRC Asia Ltd.	7,900	9,585
Bumitama Agri Ltd.	1,717,200	684,472
China Sunsine Chemical Holdings Ltd.	1,435,600	440,273
ComfortDelGro Corp. Ltd.	2,635,200	2,142,605
Dyna-Mac Holdings Ltd.	1,069,400	229,127
First Resources Ltd.	3,396,500	3,788,126
Food Empire Holdings Ltd.	395,200	283,516
Geo Energy Resources Ltd.(1)	9,818,400	1,744,100
Golden Agri-Resources Ltd.	44,993,800	8,806,481
Hong Fok Corp. Ltd.(1)	104,800	77,095
Hong Leong Asia Ltd.	178,100	84,188
Hour Glass Ltd.	295,500	445,782
Hutchison Port Holdings Trust, U Shares	37,558,100	6,871,142
Indofood Agri Resources Ltd.	191,900	42,532
InnoTek Ltd.	89,500	29,108
ISDN Holdings Ltd.	2,005,300	644,556
Japfa Ltd.(1)	1,262,400	219,566
Jiutian Chemical Group Ltd.	8,200,500	387,764
QAF Ltd.	44,600	26,895
Rex International Holding Ltd.	2,721,800	329,722
RH PetroGas Ltd.(2)	611,500	83,611
Riverstone Holdings Ltd.	5,052,600	2,272,702
Samudera Shipping Line Ltd.(1)	3,857,300	2,578,775
Singapore Post Ltd.	2,131,600	702,191
Tuan Sing Holdings Ltd.(1)	1,652,390	379,101
UG Healthcare Corp. Ltd.	356,100	42,913
Yangzijiang Financial Holding Ltd.(1)	20,935,500	5,175,680
Yangzijiang Shipbuilding Holdings Ltd.	11,400,900	10,368,605
Yanlord Land Group Ltd.(2)	3,244,800	1,833,342
		51,467,945
Spain — 1.8%
Acerinox SA	1,081,722	11,068,223
Amper SA(2)	1,033,980	107,929
Atresmedia Corp. de Medios de Comunicacion SA(1)	429,736	1,614,688
Banco de Sabadell SA	10,243,121	10,173,431
Bankinter SA	920,188	5,274,647
Construcciones y Auxiliar de Ferrocarriles SA	13,612	434,677
Deoleo SA(1)(2)	356,161	96,049
Ence Energia y Celulosa SA(1)	509,010	1,576,906
Ercros SA	144,817	513,249

Fomento de Construcciones y Contratas SA	15	144
Gestamp Automocion SA	1,083,796	4,771,731
Grupo Catalana Occidente SA(1)	79,127	2,453,528
Laboratorios Farmaceuticos Rovi SA	80,319	3,563,903
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros(1)	2,044,320	1,937,139
Melia Hotels International SA(2)	582,000	3,706,988
Miquel y Costas & Miquel SA	467	5,802
Neinor Homes SA(2)	77,268	742,158
Pharma Mar SA	9,360	325,531
Prosegur Cia de Seguridad SA	196,979	353,194
Sacyr SA(1)	1,200,063	3,602,399
Tecnicas Reunidas SA(2)	56,898	505,329
Unicaja Banco SA	874,999	835,636
		53,663,281
Sweden — 4.7%
Arise AB	47,275	205,511
Atrium Ljungberg AB, B Shares	57,075	929,208
Avanza Bank Holding AB(1)	97,198	2,018,303
Bahnhof AB, B Shares	2,452	9,784
BE Group AB(1)	12,267	113,321
Beijer Alma AB	87,738	1,950,002
Bilia AB, A Shares	636,529	6,157,972
Billerud AB	462,828	3,626,665
Bonava AB, B Shares(1)	457,350	766,142
Boozt AB(1)(2)	106,035	1,160,690
Bufab AB	57,697	1,881,742
Bure Equity AB	94,685	2,142,015
Byggmax Group AB(2)	197,966	550,661
Camurus AB(2)	7,317	188,740
Catena Media PLC(2)	658,263	1,244,135
Cibus Nordic Real Estate AB	288,789	2,612,436
Cint Group AB(2)	279,956	254,506
Clas Ohlson AB, B Shares(1)	432,615	2,885,313
Cloetta AB, B Shares	656,471	1,154,896
Collector Bank AB(2)	222,047	614,355
Corem Property Group AB, B Shares(1)	2,944,183	1,648,508
Dios Fastigheter AB	633,330	3,653,657
Electrolux Professional AB, B Shares	164,698	822,538
Enad Global 7 AB(2)	8,073	21,800
G5 Entertainment AB(1)	33,828	606,274
GARO AB	3,004	18,970
Granges AB	77,845	702,514
Hoist Finance AB(2)	190,033	450,360
Hufvudstaden AB, A Shares	216,643	2,596,554
Inwido AB	140,308	1,246,831
Kopparbergs Bryggeri AB, B Shares	12,361	149,392
Loomis AB	616,558	17,018,662
Maha Energy AB(1)(2)	107,389	87,204
MEKO AB	81,612	805,908
MIPS AB(1)	122,723	6,156,077
Modern Times Group MTG AB, B Shares(2)	259,956	1,648,877
Mycronic AB	92,645	2,066,233
NCC AB, B Shares	285,961	2,369,183
Neobo Fastigheter AB(1)(2)	106,280	76,203
Net Insight AB, B Shares(2)	887,507	415,185

Nobia AB(2)	519,268	700,765
Nolato AB, B Shares	153,102	757,906
Nordic Paper Holding AB	5,696	17,241
NP3 Fastigheter AB	60,897	978,784
Nyfosa AB	1,171,421	6,493,119
OX2 AB(2)	293,894	1,816,688
Pandox AB	672,995	6,927,345
Paradox Interactive AB	237,063	5,785,562
Peab AB, Class B(1)	1,490,875	6,136,838
Platzer Fastigheter Holding AB, B Shares	140,685	992,413
RaySearch Laboratories AB(2)	51,649	345,373
Resurs Holding AB	1,346,256	2,406,061
Samhallsbyggnadsbolaget i Norden AB(1)	6,847,059	2,207,603
Samhallsbyggnadsbolaget i Norden AB, D Shares(1)	386,135	149,116
Scandi Standard AB	516,018	2,398,617
Sinch AB(1)(2)	4,299,876	9,009,781
SkiStar AB	270,677	3,236,874
Tethys Oil AB(2)	191,165	52,672
Tethys Oil AB	191,165	814,594
Transtema Group AB(2)	6,552	13,870
Troax Group AB	18,644	381,464
Truecaller AB, B Shares(1)(2)	855,268	2,680,385
Wihlborgs Fastigheter AB	1,603,085	11,491,337
		138,821,735
Switzerland — 4.2%
ALSO Holding AG	4,111	822,997
Arbonia AG	10,908	123,887
Autoneum Holding AG(1)(2)	38,824	6,035,918
Bell Food Group AG	11,205	3,264,911
Bellevue Group AG	547	17,054
Bucher Industries AG	65	27,314
Burckhardt Compression Holding AG	104	63,777
Cembra Money Bank AG	263,677	19,747,902
Coltene Holding AG(2)	5,166	402,511
EFG International AG(2)	756,472	7,342,780
Forbo Holding AG	1,109	1,631,311
GAM Holding AG(1)(2)	167,564	104,402
Gurit Holding AG, Bearer Shares(1)(2)	7,459	688,106
Huber & Suhner AG	15,739	1,265,233
Implenia AG	1,399	70,649
Leonteq AG(1)(2)	126,118	6,280,831
Liechtensteinische Landesbank AG	5,832	383,513
Mobimo Holding AG	15,548	4,050,341
OC Oerlikon Corp. AG	913,540	4,441,222
Orior AG	23,954	2,017,414
Rieter Holding AG(1)	2,553	258,381
Schweizerische Nationalbank(2)	1	4,912
Siegfried Holding AG(2)	15,499	12,304,759
Stadler Rail AG(1)	185,252	7,056,471
Sulzer AG	6,300	494,606
Swiss Steel Holding AG(1)(2)	2,026,686	297,208
Swissquote Group Holding SA	111,107	22,844,343
TX Group AG	734	87,247
u-blox Holding AG(2)	52,421	6,794,366
Valiant Holding AG	113,693	11,610,657

Vontobel Holding AG	18,853	1,209,168
V-ZUG Holding AG(2)	671	57,812
Ypsomed Holding AG	652	170,320
Zehnder Group AG	47,192	3,679,373
		125,651,696
United Kingdom — 14.0%
AG Barr PLC	4,797	30,141
Alpha Group International PLC	4,502	126,762
Anglo Asian Mining PLC	262,149	342,602
Aston Martin Lagonda Global Holdings PLC(1)(2)	38,355	136,287
Atalaya Mining PLC	269,845	1,028,065
Bank of Georgia Group PLC	188,001	7,054,152
Bellway PLC	89,755	2,528,428
Berkeley Group Holdings PLC	105,797	5,178,302
Britvic PLC	3,139	34,519
Capricorn Energy PLC	191,051	464,525
Centamin PLC	5,740,697	7,158,991
Central Asia Metals PLC	722,204	1,667,868
Clarkson PLC	5,681	202,681
Close Brothers Group PLC	676,808	7,627,490
CMC Markets PLC	593,458	1,314,029
Coats Group PLC	6,192,654	5,342,766
Computacenter PLC	295,353	8,513,491
Crest Nicholson Holdings PLC	1,273,847	3,847,131
DFS Furniture PLC	73,205	105,526
Direct Line Insurance Group PLC	3,403,809	7,047,094
Drax Group PLC	1,431,898	9,872,017
Dunelm Group PLC	241,192	3,270,799
easyJet PLC(2)	471,535	2,787,408
Ecora Resources PLC	156,253	213,498
Energean PLC	287,997	3,974,474
EnQuest PLC(2)	8,326,584	1,516,182
Essentra PLC	394,376	897,969
Ferrexpo PLC	1,331,569	1,528,607
Firstgroup PLC(1)	3,707,092	5,351,240
Forterra PLC	736,642	1,693,273
Foxtons Group PLC	148,708	69,152
Frasers Group PLC(2)	699,443	5,882,537
Frontier Developments PLC(2)	7,824	52,236
Genel Energy PLC	126,928	175,932
Georgia Capital PLC(2)	12,310	125,243
Grafton Group PLC	827,598	8,385,891
Greggs PLC	453,984	15,173,605
Gulf Keystone Petroleum Ltd.	1,078,453	1,765,318
Gym Group PLC(1)(2)	102,426	122,169
Halfords Group PLC	691,215	1,744,917
Hargreaves Lansdown PLC	464,302	4,635,588
Hays PLC	3,978,199	5,316,782
Helios Towers PLC(2)	930	1,048
Hikma Pharmaceuticals PLC	565,111	12,631,130
Hill & Smith PLC	79,230	1,435,718
Hochschild Mining PLC	1,726,657	1,627,911
Hollywood Bowl Group PLC	9,136	31,159
Howden Joinery Group PLC	2,172,705	17,761,788
Hunting PLC	104,442	283,759

Hurricane Energy PLC(1)(2)	1,669,848	163,850
Ibstock PLC	1,656,668	3,292,917
IG Group Holdings PLC	1,108,922	9,277,738
Inchcape PLC	1,348,816	12,791,169
Indivior PLC(2)	241,812	4,383,050
IntegraFin Holdings PLC	1,489	4,674
Intermediate Capital Group PLC	693,660	12,039,767
International Distributions Services PLC	3,303,661	8,109,294
International Personal Finance PLC	77,946	107,403
Investec PLC	1,742,199	8,904,342
IP Group PLC	3,048,735	2,150,150
J D Wetherspoon PLC(2)	27,370	248,937
J Sainsbury PLC	1,921	6,474
Jadestone Energy PLC	105,932	61,026
JET2 PLC	709,847	10,570,257
Johnson Matthey PLC	792,777	17,083,905
Johnson Service Group PLC	330,886	444,460
Jubilee Metals Group PLC(2)	881,228	77,733
Just Group PLC	981,742	1,030,204
Keller Group PLC	238,784	2,019,840
Liontrust Asset Management PLC	57,853	543,693
Lookers PLC	450,592	453,860
Luceco PLC	3,795	5,945
Luxfer Holdings PLC	627	9,004
M&G PLC	509,801	1,259,382
Man Group PLC	5,489,623	15,026,514
Marks & Spencer Group PLC(2)	10,644,623	23,695,562
Marston's PLC(2)	383,598	149,877
Mitchells & Butlers PLC(2)	332,400	844,885
Mitie Group PLC	2,676,403	2,960,363
Molten Ventures PLC(2)	162,767	589,063
Morgan Sindall Group PLC	20,850	472,830
MP Evans Group PLC	4,821	46,496
N Brown Group PLC(1)(2)	295,989	102,737
Ninety One PLC	1,572,013	3,180,398
OSB Group PLC	1,825,605	11,211,591
Pagegroup PLC	1,267,426	6,858,862
Pan African Resources PLC	6,323,622	1,071,614
Paragon Banking Group PLC	922,595	5,562,115
PayPoint PLC	1,092	5,251
Petra Diamonds Ltd.(2)	41,237	33,559
Plus500 Ltd.	510,807	9,179,242
PZ Cussons PLC	638,423	1,459,474
QinetiQ Group PLC	889,257	3,977,991
Rathbones Group PLC	81,905	2,027,420
Reach PLC	920,357	827,891
Redde Northgate PLC	1,112,744	5,168,727
Redrow PLC	675,359	4,049,760
Restaurant Group PLC(2)	504,181	282,921
Rhi Magnesita NV	27,163	847,530
Savills PLC	240,924	2,734,402
Senior PLC	563,863	1,174,069
Serica Energy PLC	995,245	2,678,877
SIG PLC(2)	189,107	93,571
Sirius Real Estate Ltd.	1,248,900	1,273,961

Speedy Hire PLC	2,017,632	775,122
Spire Healthcare Group PLC	690,383	1,915,731
St. James's Place PLC	307,769	4,285,113
SThree PLC	427,942	1,988,207
Superdry PLC(1)(2)	256,566	258,894
Synthomer PLC	15,995	17,876
Tate & Lyle PLC	1,032,006	10,104,054
TBC Bank Group PLC	172,153	4,939,978
TI Fluid Systems PLC	217,932	330,253
Tremor International Ltd.(1)(2)	183,024	638,675
Vanquis Banking Group PLC	1,167,679	3,144,820
Vertu Motors PLC	907,165	692,263
Vesuvius PLC	178,971	924,457
Virgin Money UK PLC	5,205,359	9,601,071
Vistry Group PLC	191,363	1,720,437
Wickes Group PLC	838,756	1,275,173
Yellow Cake PLC(2)	821,291	4,026,575
		417,343,526
United States†
Resolute Forest Products, Inc.(2)	212,429	237,885
VAALCO Energy, Inc.	42,329	163,390
		401,275
TOTAL COMMON STOCKS (Cost $3,109,891,624)		2,954,660,336
WARRANTS†
Australia†
Magellan Financial Group Ltd.(1)(2)	7,122	857
Italy†
Webuild SpA(1)(2)	35,053	67,780
TOTAL WARRANTS (Cost $—)		68,637
RIGHTS†
Australia†
Appen Ltd.(2) (Cost $—)	21,051	17,937
SHORT-TERM INVESTMENTS — 3.3%
Money Market Funds — 3.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,688,310	3,688,310
State Street Navigator Securities Lending Government Money Market Portfolio(3)	95,814,862	95,814,862
TOTAL SHORT-TERM INVESTMENTS (Cost $99,503,172)		99,503,172
TOTAL INVESTMENT SECURITIES — 102.5% (Cost $3,209,394,796)		3,054,250,082
OTHER ASSETS AND LIABILITIES — (2.5)%		(73,953,944)
TOTAL NET ASSETS — 100.0%		$2,980,296,138

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	21.0%
Financials	19.7%
Materials	17.4%
Consumer Discretionary	12.2%
Energy	9.8%
Information Technology	5.4%
Consumer Staples	3.9%
Communication Services	2.9%
Real Estate	2.8%
Health Care	2.8%
Utilities	1.3%
Short-Term Investments	3.3%
Other Assets and Liabilities	(2.5)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $165,442,262. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $177,151,450, which includes securities collateral of $81,336,588.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$18,305,693	$2,936,354,643	—
Warrants	—	68,637	—
Rights	—	17,937	—
Short-Term Investments	99,503,172	—	—
	$117,808,865	$2,936,441,217	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.